THE AMERICAN FUNDS TAX-EXEMPT SERIES II
         333 South Hope Street, Los Angeles, California 90071
                        (213) 486-9200

November 4, 1998

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE:  THE AMERICAN FUNDS TAX-EXEMPT SERIES II
     FILE NOS. 33-6180 AND 811-4694

Dear Sir or Madam:

  Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on October 30, 1998 of Registrant's Post-Effective Amendment No. 17 Under the Securities Act of 1933 and Amendment No. 19 under The Investment Company Act of 1940.

          Sincerely yours,

          Julie F. Williams
          Secretary
JFW:dzh

Attachment

cc:  Frank Dalton
     Bric Barrientos